Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 3,966	$ 2,006	$ 1,108
Other comprehensive income (loss), net of tax:
Currency translation adjustments arising during the period	(148)	(189)	203
Foreign currency translation adjustments	(148)	(189)	203
Net unrealized gains (losses) on securities arising during the period	(14)	(1)
Net unrealized gains (losses) on securities	(14)	(1)
Net unrealized gains (losses) on derivatives arising during the period	(108)	(79)	56
Reclassification adjustment for (gains) losses included in net income	170	(16)
Net unrealized gains (losses) on derivatives	62	(95)	56
Net gains (losses) on defined benefit pension plans arising during the period	64	57	(12)
Amortization of prior service cost included in net periodic pension cost	1	1	1
Defined benefit pension plans	65	58	(11)
Other comprehensive income (loss), net of tax	(35)	(227)	248
Comprehensive income (loss)	3,931	1,779	1,356
Less: comprehensive income (loss) attributable to noncontrolling interest	7	6	2
Comprehensive income (loss) attributable to the Company's stockholders	$ 3,924	$ 1,773	$ 1,354